Putnam Investments

100 Federal Street

Boston, MA 02110

January 3, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237) (the “Trust”), on behalf of its’ Putnam International Capital Opportunities Fund series (the “Fund”)

Post-Effective Amendment No. 248 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 248 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 26, 2024.

Comments or questions concerning this certificate may be directed to Benjamin Hinceman at : 215-609-3586.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.